Plants, Property and Equipment, Net (Details) - Schedule of plants, property and equipment, stated at cost less accumulated depreciation - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 5,328,520	$ 3,792,577
Less: Accumulated depreciation	497,505	441,256
Plants, property and equipment, net	4,831,015	3,351,321
Building [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	2,908,362	3,061,496
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	164,098	106,266
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	1,755,715	100,148
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	105,803	82,104
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plants, property and equipment, gross	$ 394,542	$ 442,563